Note 8 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
(In thousands)
Year	Amount
2017	$376
2018	$387
2019	$99